Income Taxes (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net operating loss carryforwards	$ 2,501,000	$ 2,192,000
Stock-based compensation	6,000	7,000
Accounts receivable and other timing differences	140,000	197,000
Basis difference in assets and debt	(64,000)	(109,000)
Total Deferred Tax Asset	2,583,000	2,287,000
Valuation allowance	(2,583,000)	(2,287,000)
Net Deferred Tax Asset	$ 0	$ 0